Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Description of Organization and Business Operations [Abstract]
Description of Organization and Business Operations

1. Description of Organization and Business Operations

Organization and General

Tortoise Acquisition Corp. (the "Company") was incorporated in Delaware on November 7, 2018. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the "Initial Business Combination"). The Company is an "emerging growth company," as defined in Section 2(a) of the Securities Act of 1933, as amended (the "Securities Act"), as modified by the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act").

As of June 30, 2020, the Company had not commenced any operations. All activity for the period from November 7, 2018 (date of inception) to June 30, 2020 relates to the Company's formation and the initial public offering (the "Initial Public Offering") described below, and since the closing of the Initial Public Offering, the identification and evaluation of prospective acquisition targets for an Initial Business Combination, including the Proposed Transactions (as defined below), and ongoing administrative and compliance matters. The Company will not generate any operating revenues until after completion of its Initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income earned on investments from the net proceeds derived from the Initial Public Offering. The Company has selected December 31st as its fiscal year end.

Sponsor and Initial Public Offering

The Company's sponsor is Tortoise Sponsor LLC, a Delaware limited liability company (the "Sponsor"). As described in Note 3, on March 4, 2019, the Company consummated the Initial Public Offering of 23,300,917 of its units (the "Units"), including 800,917 Units that were issued pursuant to the underwriters' partial exercise of their over-allotment option, generating gross proceeds of approximately $233.0 million. As described in Note 4, on March 4, 2019, simultaneously with the closing of the Initial Public Offering, Tortoise Borrower LLC, a Delaware limited liability company and an affiliate of the Sponsor ("Tortoise Borrower"), purchased an aggregate of 6,660,183 warrants (the "Private Placement Warrants") at a purchase price of $1.00 per warrant, generating gross proceeds to the Company of approximately $6.66 million (the "Private Placement").

The Company intends to finance its Initial Business Combination with proceeds from the Initial Public Offering, the Private Placement, the private placement of forward purchase securities (described in Note 5), and from additional issuances, if any, of the Company's capital stock, debt or a combination of the foregoing.

Trust Account

Upon the closing of the Initial Public Offering and the Private Placement, approximately $233.0 million was placed in a trust account (the "Trust Account"), with Continental Stock Transfer & Trust Company acting as trustee. The proceeds held in the Trust Account are invested only in U.S. government securities with a maturity of 180 days or less or in money market funds that meet certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, which invest only in direct U.S. government treasury obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Initial Business Combination or (ii) the distribution of the Trust Account proceeds as described below. The remaining proceeds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and general and administrative expenses.

The Company's amended and restated certificate of incorporation provides that, except for the withdrawal of interest to pay franchise and income taxes, none of the funds held in the Trust Account (including the interest earned on the funds in the Trust Account) will be released from the Trust Account until the earlier of: (i) the completion of the Initial Business Combination; (ii) the redemption of any shares of Class A common stock included in the Units sold in the Initial Public Offering (the "Public Shares") that have been properly tendered in connection with a stockholder vote seeking to amend the Company's amended and restated certificate of incorporation to affect the substance or timing of its obligation to redeem 100% of such Public Shares if it has not consummated an Initial Business Combination within 24 months from the closing of the Initial Public Offering (the "Combination Period"); and (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an Initial Business Combination within the Combination Period. The proceeds deposited in the Trust Account could become subject to the claims of the Company's creditors, if any, which could have priority over the claims of the Company's public stockholders.

Initial Business Combination

The Company's management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating an Initial Business Combination. The New York Stock Exchange (the "NYSE") rules require that the Initial Business Combination occur with one or more target businesses that together have a fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting discounts and commissions and taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into the Initial Business Combination. There is no assurance that the Company will be able to successfully effect an Initial Business Combination.

The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) seek stockholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their Public Shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest not previously released to the Company to pay its franchise and income taxes, or (ii) provide stockholders the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest not previously released to the Company to pay its franchise and income taxes. The decision as to whether the Company will seek stockholder approval of the Initial Business Combination or allow stockholders to sell their Public Shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under NYSE rules. If the Company seeks stockholder approval, it will complete its Initial Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead would search for an alternate Initial Business Combination.

If the Company holds a stockholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a stockholder will have the right to redeem such holder's Public Shares for an amount in cash equal to such holder's pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest not previously released to the Company to pay its franchise and income taxes. As a result, such Public Shares are recorded as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 480, "Distinguishing Liabilities from Equity."

Notwithstanding the foregoing, the Company's amended and restated certificate of incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a "group" (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act")), will be restricted from redeeming their shares with respect to more than an aggregate of 20% or more of the shares of Class A common stock sold in the Initial Public Offering, without the prior consent of the Company.

The Sponsor, Tortoise Borrower, the Company's officers and directors and Atlas Point Energy Infrastructure Fund, LLC ("Atlas Point Fund") (collectively, the "Initial Stockholders") agreed not to propose an amendment to the amended and restated certificate of incorporation that would affect the substance or timing of the Company's obligation to redeem 100% of the Public Shares if the Company does not complete an Initial Business Combination, unless the Company provides the public stockholders the opportunity to redeem their shares of Class A common stock in conjunction with any such amendment.

Pursuant to the Company's amended and restated certificate of incorporation, if the Company is unable to complete an Initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter subject to lawfully available funds therefor, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company's franchise and income taxes (less up to $100,000 of such net interest to pay dissolution expenses), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish the public stockholders' rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company's remaining stockholders and the Company's board of directors, dissolve and liquidate, subject in each case to the Company's obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Initial Stockholders have entered into a letter agreement with the Company, pursuant to which they agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below) held by them if the Company fails to complete the Initial Business Combination within the Combination Period. However, if any of the Initial Stockholders acquire shares of Class A common stock in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the Initial Business Combination within the Combination Period.

In the event of a liquidation, dissolution or winding up of the Company after an Initial Business Combination, the Company's stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock. The Company's stockholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the common stock, except that the Company will provide its stockholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account and not previously released to the Company to pay the Company's franchise and income taxes, upon the completion of the Initial Business Combination, subject to the limitations described herein.

Commencing April 22, 2019, holders of the Units were permitted to elect to separately trade the shares of Class A common stock and Warrants (as defined below) included in the Units. No fractional shares will be issued upon separation of the Units and only whole Warrants will trade.

On June 18, 2020, the Company, SHLL Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of the Company ("Merger Sub"), and Hyliion Inc., a Delaware corporation ("Hyliion"), entered into a business combination agreement and plan of reorganization (the "Business Combination Agreement"). See "—Proposed Business Combination" below for further discussion of the Business Combination Agreement.

Proposed Business Combination

Business Combination Agreement

On June 18, 2020, the Company, Merger Sub and Hyliion entered into the Business Combination Agreement, pursuant to which Merger Sub agreed to merge with and into Hyliion (the "Merger," together with the other transactions related thereto, the "Proposed Transactions"), with Hyliion surviving the Merger as a wholly owned subsidiary of the Company (the "Surviving Corporation"). Hyliion designs, develops and sells electrified powertrain solutions that can be installed on Class 8 trucks from most major commercial vehicle original equipment manufacturers. Hyliion's headquarters are located in Cedar Park, Texas.

At the closing of the proposed Merger (the "Closing"), 100,000,000 shares of the Company's Class A common stock will be issued to new holders (the "Historical Rollover Stockholders") in the business combination in exchange for all outstanding shares of Hyliion common stock, or reserved for issuance in respect of new Hyliion options issued in exchange for outstanding pre-merger Hyliion options.

As described below in "—Amendment to IPO Forward Purchase Agreement," concurrent with the Closing, Atlas Point Fund agreed to purchase from the Company 1,750,000 Forward Purchase Units (as defined below), consisting of 1,750,000 shares of the Company's Class A common stock and warrants to purchase 875,000 shares of the Company's Class A common stock, for an aggregate purchase price of $17,500,000, pursuant to the FPA Amendment (as defined below). Additionally, other investors have committed to purchase from the Company 30,750,000 shares of the Company's Class A common stock, for an aggregate purchase price of $307,500,000.

The Closing will occur as promptly as practicable, but in no event later than three business days following the satisfaction or waiver of all of the closing conditions.

Stockholder Support Agreement

Contemporaneously with the execution of the Business Combination Agreement, on June 18, 2020, the Company entered into the Stockholder Support Agreement (the "Stockholder Support Agreement") pursuant to which certain of the Hyliion stockholders agreed to vote all of their shares of Hyliion common stock and Hyliion preferred stock in favor of the approval and adoption of the business combination and the Business Combination Agreement. Additionally, such Hyliion stockholders agreed not to (a) sell, assign, transfer (including by operation of law), pledge, dispose of, permit to exist any material lien with respect to or otherwise encumber any of their shares of Hyliion common stock and Hyliion preferred stock (or enter into any arrangement with respect thereto), subject to certain exceptions, or (b) deposit any of their shares of Hyliion common stock and Hyliion preferred stock into a voting trust or enter into any voting arrangement that is inconsistent with the Stockholder Support Agreement.

A&R Registration Rights Agreement

In connection with the Closing, the Company will enter into an amended and restated registration rights agreement (the "A&R Registration Rights Agreement") with the Sponsor, Tortoise Borrower and certain of the Historical Rollover Stockholders (collectively, the "Holders"), pursuant to which the Holders will be entitled to registration rights. Pursuant to the A&R Registration Rights Agreement, the Company will agree that, within 30 calendar days after the consummation of the business combination, the Company will file with the SEC (at its sole cost and expense) a registration statement registering the resale of certain of the Holders' securities of the Company (collectively, the "Registrable Securities"), and the Company will use its reasonable best efforts to have such registration statement declared effective by the SEC as soon as reasonably practicable after the filing thereof. Certain of the Holders will be granted demand underwritten offering registration rights and all of the Holders will be granted piggyback registration rights.

The A&R Registration Rights Agreement will terminate upon the earlier of (a) ten years following the Closing or (b) the date as of which the Holders cease to hold any Registrable Securities.

Lock-Up Agreement

In connection with the Closing, certain existing Hyliion investors will agree, subject to certain exceptions, not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder, any shares of Class A common stock held by them immediately after the effective time of the Merger (the "Effective Time"), or issuable upon the exercise of options to purchase shares of Class A common stock held by them immediately after the Effective Time, or securities convertible into or exercisable or exchangeable for Class A common stock held by them immediately after the Effective Time, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of such shares of Class A common stock or securities convertible into or exercisable or exchangeable for Class A common stock, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) until 180 days after the closing date. Thereafter until two years after the closing date, subject to certain exceptions, Thomas Healy will also agree not to transfer more than 10% of the number of shares of Class A common stock held by him immediately after the Effective Time, or issuable upon the exercise of options to purchase shares of Class A common stock held by him immediately after the Effective Time

Proposed Second Amended and Restated Charter

Pursuant to the terms of the Business Combination Agreement, upon the Closing, the Company will amend and restate its Charter to, among other things, (a) increase the number of authorized shares of Class A common stock from 200,000,000 shares to 250,000,000 shares, (b) reclassify the Company's board of directors, (c) eliminate certain provisions in the Charter relating to an Initial Business Combination that will no longer be applicable following the Closing, (d) change the post-combination company's name to "Hyliion Holdings Corp." and (e) make certain other changes that the Company's board of directors deems appropriate for a public operating company.

Subscription Agreements

In connection with the execution of the Business Combination Agreement, on June 18, 2020, the Company entered into separate subscription agreements (collectively, the "Subscription Agreements") with a number of investors (each a "Subscriber"), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate 30,750,000 shares of Class A common stock issued in the PIPE Financing ("PIPE Shares"), for a purchase price of $10.00 per share and an aggregate purchase price of $307,500,000 million in the private offering of securities of the Surviving Corporation to certain investors in connection with the business combination ("PIPE Financing"). The Company agreed to give certain customary registration rights to the Subscribers with respect to the PIPE Shares pursuant to the Subscription Agreements.

Pursuant to the registration rights granted to the Subscribers in connection with the Subscription Agreements, the Surviving Corporation will be obligated, subject to the terms thereof and in the manner contemplated thereby, to file a registration statement registering for resale under the Securities Act all of the PIPE Shares acquired by the Subscribers within 30 days after the consummation of the business combination, and to use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (a) the 60th day following the Closing and (b) the tenth business day after the date the Surviving Corporation is notified by the SEC that such registration statement will not be reviewed or will not be subject to further review.

The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements is expected to occur immediately prior to the Closing and is contingent upon, among other customary closing conditions, the satisfaction or waiver of all conditions precedent to the Closing. The purpose of the PIPE Financing is to raise additional capital for use by the post-combination company following the Closing.

Stockholders Rights Agreement

On June 18, 2020, Vincent T. Cubbage, Stephen Pang, certain stockholders of Hyliion and the Company entered into the Stockholder Rights Agreement (the "Stockholders Rights Agreement"), pursuant to which the Company agreed to take all necessary action so that immediately after the Effective Time, the board of directors, including its committees, is comprised of the individuals set forth in the Business Combination Agreement. Pursuant to the Stockholders Rights Agreement, the Surviving Corporation will also take all necessary action to cause its board of directors to nominate and recommend for election at its annual meeting of stockholders in 2021 Vincent T. Cubbage and Thomas Healy. The stockholders party to the Stockholders Rights Agreement agreed to vote in favor of Messrs. Cubbage and Healy at the annual meeting of stockholders in 2021.

Amendment to IPO Forward Purchase Agreement

On June 18, 2020, Atlas Point Fund, the Company and Sponsor entered into the First Amendment to Amended and Restated Forward Purchase Agreement, which amends the IPO Forward Purchase Agreement (the "FPA Amendment"). Pursuant to the FPA Amendment, Atlas Point Fund agreed to purchase 1,750,000 units ("Forward Purchase Units"), consisting of 1,750,000 shares of Class A common stock and warrants ("Forward Purchase Warrants") to purchase 875,000 shares of Class A common stock, for an aggregate purchase price of $17,500,000. At the Closing, if (a) Atlas Point Fund does not fund the $17,500,000 purchase price, Atlas Point Fund will transfer 900,000 Founder Shares back to Tortoise Borrower, such that Atlas Point Fund will retain 365,625 Founder Shares and (b) if Atlas Point Fund does fund the $17,500,000 purchase price, Atlas Point Fund will transfer 894,375 Founder Shares back to Tortoise Borrower. The shares of Class A common stock purchased as part of the Forward Purchase Units will be identical to the shares of Class A common stock included in the units sold in the Initial Public Offering, except the shares comprising the Forward Purchase Units will be subject to transfer restrictions and certain registration rights. Each whole Forward Purchase Warrant is exercisable to purchase one share of Class A common stock at $11.50 per share. The Forward Purchase Warrants will have the same terms as the public warrants, except that the Forward Purchase Warrants are subject to transfer restrictions and certain registration rights.

Going Concern Consideration

As of June 30, 2020, the Company had approximately $231,000 of cash in its operating account, a working capital deficit of approximately $1.7 million, and approximately $3.6 million of investment income in the Trust Account available to pay franchise and income taxes (less up to $100,000 of such net interest to pay dissolution expenses).

Through June 30, 2020, the Company's liquidity needs have been satisfied through a $25,000 capital contribution from the Sponsor in exchange for the issuance of the Founder Shares (as defined below and described in Note 4) to the Sponsor, an approximately $580,000 loan from the Sponsor pursuant to an unsecured promissory note (the "Note"), the net proceeds from the consummation of the Private Placement not held in the Trust Account and an aggregate of approximately $1.1 million of interest income released from the Trust Account since inception to fund franchise and income tax obligations. The Company repaid the Note to the Sponsor in full on March 29, 2019.

On January 30, 2020, the World Health Organization ("WHO") announced a global health emergency because of a new strain of coronavirus (the "COVID-19 outbreak"). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve. The impact of the COVID-19 outbreak on the Company's results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company's results of operations, financial position and cash flows may be materially adversely affected. Additionally, the Company's ability to complete an Initial Business Combination may be materially adversely affected due to significant governmental measures being implemented to contain the COVID-19 outbreak or treat its impact, including travel restrictions, the shutdown of businesses and quarantines, among others, which may limit the Company's ability to have meetings with potential investors or affect the ability of a potential target company's personnel, vendors and service providers to negotiate and consummate an Initial Business Combination in a timely manner. The Company's ability to consummate an Initial Business Combination may also be dependent on the ability to raise additional equity and debt financing, which may be impacted by the COVID-19 outbreak and the resulting market downturn.

In connection with the Company's assessment of going concern considerations in accordance with FASB Accounting Standards Update ("ASU") 2014-15, "Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern," management has determined that the working deficit, mandatory liquidation and subsequent dissolution raises substantial doubt about the Company's ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after March 4, 2021.

Note 1. Description of Organization and Business Operations

Organization and General

Tortoise Acquisition Corp. (the “Company”) was incorporated in Delaware on November 7, 2018. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Initial Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

As of December 31, 2019, the Company had not commenced any operations. All activity for the period from November 7, 2018 (date of inception) to December 31, 2019 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below, and since the closing of the Initial Public Offering, the identification and evaluation of prospective acquisition targets for an Initial Business Combination and ongoing administrative and compliance matters. The Company will not generate any operating revenues until after completion of its Initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income earned on investments from the net proceeds derived from the Initial Public Offering.

Sponsor and Initial Public Offering

The Company’s sponsor is Tortoise Sponsor LLC, a Delaware limited liability company (the “Sponsor”). As described in Note 3, on March 4, 2019, the Company consummated the Initial Public Offering of 23,300,917 of its units (the “Units”), including 800,917 Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option, generating gross proceeds of approximately $233.0 million. As described in Note 4, on March 4, 2019, simultaneously with the closing of the Initial Public Offering, Tortoise Borrower LLC, a Delaware limited liability company (“Tortoise Borrower”) and an affiliate of the Sponsor, purchased an aggregate of 6,660,183 warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per warrant, generating gross proceeds to the Company of approximately $6.66 million (the “Private Placement”).

The Company intends to finance its Initial Business Combination with proceeds from the Initial Public Offering, the Private Placement, the private placement of Forward Purchase Securities (described in Note 5), and from additional issuances, if any, of the Company’s capital stock, debt or a combination of the foregoing.

Trust Account

Upon the closing of the Initial Public Offering and the Private Placement, approximately $233.0 million was placed in a trust account (the “Trust Account”), with Continental Stock Transfer & Trust Company acting as trustee. The proceeds held in the Trust Account are invested only in U.S. government securities with a maturity of 180 days or less or in money market funds that meet certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, which invest only in direct U.S. government treasury obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Initial Business Combination and (ii) the distribution of the Trust Account proceeds as described below. The remaining proceeds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and general and administrative expenses.

The Company’s amended and restated certificate of incorporation provides that, except for the withdrawal of interest to pay franchise and income taxes, none of the funds held in the Trust Account (including the interest earned on the funds in the Trust Account) will be released from the Trust Account until the earlier of: (i) the completion of the Initial Business Combination; (ii) the redemption of any shares of Class A common stock included in the Units sold in the Initial Public Offering (the “Public Shares”) that have been properly tendered in connection with a stockholder vote seeking to amend the Company’s amended and restated certificate of incorporation to affect the substance or timing of its obligation to redeem 100% of such Public Shares if it has not consummated an Initial Business Combination within 24 months from the closing of the Initial Public Offering (the “Combination Period”);

and (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an Initial Business Combination within the Combination Period. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating an Initial Business Combination. The New York Stock Exchange (the “NYSE”) rules require that the Initial Business Combination occur with one or more target businesses that together have a fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting discounts and commissions and taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into the Initial Business Combination. There is no assurance that the Company will be able to successfully effect an Initial Business Combination.

The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) seek stockholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their Public Shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest not previously released to the Company to pay its franchise and income taxes, or (ii) provide stockholders the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest not previously released to the Company to pay its franchise and income taxes. The decision as to whether the Company will seek stockholder approval of the Initial Business Combination or allow stockholders to sell their Public Shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under NYSE rules. If the Company seeks stockholder approval, it will complete its Initial Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead would search for an alternate Initial Business Combination.

If the Company holds a stockholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a stockholder will have the right to redeem such holder’s Public Shares for an amount in cash equal to such holder’s pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest not previously released to the Company to pay its franchise and income taxes. As a result, such Public Shares are recorded as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

Notwithstanding the foregoing, the Company’s amended and restated certificate of incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming their shares with respect to more than an aggregate of 20% or more of the shares of Class A common stock sold in the Initial Public Offering, without the prior consent of the Company.

The Sponsor, Tortoise Borrower, the Company’s officers and directors and Atlas Point Energy Infrastructure Fund, LLC (“Atlas Point Fund”) (collectively, the “Initial Stockholders”) agreed not to propose an amendment to the amended and restated certificate of incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete an Initial Business Combination, unless the Company provides the public stockholders the opportunity to redeem their shares of Class A common stock in conjunction with any such amendment.

Pursuant to the Company’s amended and restated certificate of incorporation, if the Company is unable to complete an Initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter subject to lawfully available funds therefor, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s franchise and income taxes (less up to $100,000 of such net interest to pay dissolution expenses), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish the public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Initial Stockholders have entered into a letter agreement with the Company, pursuant to which they agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below) held by them if the Company fails to complete the Initial Business Combination within the Combination Period. However, if any of the Initial Stockholders acquire shares of Class A common stock in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the Initial Business Combination within the Combination Period.

In the event of a liquidation, dissolution or winding up of the Company after an Initial Business Combination, the Company’s stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock. The Company’s stockholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the common stock, except that the Company will provide its stockholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account and not previously released to the Company to pay the Company’s franchise and income taxes, upon the completion of the Initial Business Combination, subject to the limitations described herein.

Commencing April 22, 2019, holders of the Units were permitted to elect to separately trade the shares of Class A common stock and Warrants (as defined below) included in the Units. No fractional shares will be issued upon separation of the Units and only whole Warrants will trade.

Going Concern Consideration

As of December 31, 2019, the Company had approximately $916,000 of cash in its operating account and approximately $3.0 million of investment income in the Trust Account available to pay franchise and income taxes (less up to $100,000 of such net interest to pay dissolution expenses).

Through December 31, 2019, the Company’s liquidity needs have been satisfied through a $25,000 capital contribution from the Sponsor in exchange for the issuance of the Founder Shares (as defined below and described in Note 4) to the Sponsor, an approximately $580,000 loan from the Sponsor pursuant to an unsecured promissory note (the “Note”), the net proceeds from the consummation of the Private Placement not held in the Trust Account and an aggregate of $812,000 of interest income released from the Trust Account since inception to fund tax obligations. The Company repaid the Note to the Sponsor in full on March 29, 2019.

In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update (“ASU”) 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after March 4, 2021.